Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Share Options Granted

The following table summarizes information regarding the share options granted:

Grant date	Options granted	Exercise price per option		Intrinsic value per option at the grant dates
December 15, 2006	11,116,500	$0.3		$—
April 1, 2007	8,445,500	0.3		—
April 1, 2008	11,382,303	0.3		—
December 20, 2008	9,131,962	0.3		—
September 1, 2009	590,000	0.5		—
December 23, 2009	26,160,702	0.5		—
August 1, 2010	16,347,380	0.65		—
September 15, 2010	4,932,835	0.65		0.48
November 19, 2010	400,000	1.24		—
April 29, 2011	492,500	0.43	(i)	—
June 27, 2011	9,218,172	0.43	(i)	—
June 27, 2011	1,125	0.3		1.06
October 7, 2011	500,000	0.65		—
November 11, 2011	400,000	0.43	(i)	—
November 22, 2011	90,000	0.43	(i)	—
December 31, 2011	50,000	0.5		0.38
December 13, 2012	7,642,000	0.41		—

Total	106,900,979

(i)	On December 13, 2012, the Group’s Compensation Committee approved to amend the terms of the exercise price for options previously granted. The exercise price was set at $0.43 which was the greater of (i) the per-share closing price of the Company’s ordinary shares on December 13, 2012 or (ii) the average of the per-share closing prices over the period of 30 trading days ended on December 13, 2012.

Share Options Activity

	2010		2011			2012
	Number of options	Weighted average exercise price per option	Number of options	Weighted average exercise price per option		Number of options	Weighted average exercise price per option
Outstanding at beginning of year	66,120,217	$0.4	84,974,660	$0.5		80,477,703	$0.5	(ii)
Granted	21,680,215	0.7	10,751,797	1.3		7,642,000	0.4
Exercised	(80,000)	0.4	(12,078,146)	0.3		(4,882,420)	0.3
Forfeited	(2,745,772)	0.4	(2,948,108)	0.5		(1,852,450)	0.7
Modified(i)	—	—	(222,500)	2.0		—	—

Outstanding at end of year	84,974,660	$0.5	80,477,703	$0.6	(ii)	81,384,833	$0.5

Vested and expect to vest			76,624,160			78,510,449

(i)	On November 15, 2011, 222,500 share options granted to certain employees on April 29, 2011 were modified to restricted share units. The incremental cost is $0.67 per share.
(ii)	On December 13, 2012, the Group’s Compensation Committee approved to amend the terms of the exercise price for options previously granted in 2011, and as a result, the weighted average exercise price per option was recalculated as $0.5 as of December 31, 2011, compared to $0.6 before the remeasurement.

Summary of Share Options Outstanding

The following table summarizes information with respect to share options outstanding as of December 31, 2012:

	Options outstanding				Options exercisable
	Number outstanding	Weighted average remaining contractual term	Exercise price per option	Aggregate intrinsic value as of December 31, 2012	Number exercisable	Weighted average remaining contractual term	Exercise price per option	Aggregate intrinsic value as of December 31, 2012
December 15, 2006	6,529,500	4.00	$0.30	$823	6,529,500	4.00	$0.30	$823
April 1, 2007	6,246,270	4.33	0.30	787	6,246,270	4.33	0.30	787
April 1, 2008	7,194,000	5.33	0.30	906	7,194,000	5.33	0.30	906
December 20, 2008	3,381,250	6.00	0.30	426	3,381,250	6.00	0.30	426
September 1, 2009	537,500	6.75	0.50	—	430,000	6.75	0.50	—
December 23, 2009	21,307,727	7.00	0.50	—	16,391,357	7.00	0.50	—
August 1, 2010	13,802,998	7.75	0.65	—	8,467,514	7.75	0.65	—
September 15, 2010	4,932,835	7.75	0.65	—	2,959,701	7.75	0.65	—
November 19, 2010	400,000	7.88	1.24	—	200,000	7.88	1.24	—
April 29, 2011	200,000	8.33	0.43	—	83,333	8.33	0.43	—
June 27, 2011	8,240,753	8.49	0.43	—	3,090,282	8.49	0.43	—
October 7, 2011	500,000	8.77	0.65	—	500,000	8.77	0.65	—
November 11, 2011	400,000	8.84	0.43	—	108,333	8.84	0.43	—
November 22, 2011	70,000	8.89	0.43	—	20,093	8.89	0.43	—
December 13, 2012	7,642,000	9.95	0.41	145	—	9.95	0.41	—

	81,384,833			$3,087	55,601,634			$2,942

Range of Fair Value of Options as of Their Respective Grant Dates	The range of fair value of the options as of their respective grant dates is as follows:

	For the year ended December 31,
	2010	2011	2012
Options	$0.36 – 0.76	$0.43 – 1.18	$0.19

Black-Scholes Option Pricing Model Used in Estimation of Fair Value of Option

The fair value of each option granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions used for grants during the applicable periods:

	For the year ended December 31,
	2010	2011	2012
Risk-free interest rate of return	1.94%	1.09% – 1.43%	0.89%
Expected term	5.3 – 10 years	5 – 10 years	6.1 years
Volatility	57.0% – 61.2%	55.3% – 58.9%	57.4%
Dividend yield	—	—	—

Summary of Nonvested Shares Granted

The following table summarizes information regarding the nonvested shares granted:

Average nonvested ordinary shares granted
Outstanding at January 1, 2010	425,447
Modification to certain share-based compensation arrangement(i)	(143,822)
Vested	(281,625)

Outstanding at December 31, 2010 , 2011 and 2012	—

(i)	At the time of the acquisition of MDCL in March 2009, the Group entered into arrangements with certain selling shareholders in MDCL who became employees whereby such employees were to receive 180,031 shares which vested at the end of a service period of 24 months from the date of the acquisition.

In April 2010, the Group entered into revised agreements with those employees to modify the previous terms of the award. Under the terms of the modification:

•

36,209 shares vested immediately and $8 unrecognized share-based compensation expense was immediately recognized as of the modification date, the 36,209 shares were issued by using treasury shares in 2011;

•

the Group replaced the remaining fixed number of unvested shares with an obligation to issue a variable number of ordinary shares at the end of the 24 month service period. The variable number of shares is to be determined by dividing $68 by the fair value of the ordinary shares upon the vesting date. This resulted in the award being reclassified from an equity award into a liability award under which the fair value of the award is remeasured at each reporting date. As a result, $40 previously recorded share-based compensation within equity was re-classified as a liability on the date of modification and remeasured at each period end by the Group, with the assistance of American Appraisal China Limited, an independent valuation firm. As of December 31, 2010, the share-based compensation liability was carried at $62. In 2011, the shares related to acquisition of MDCL were determined to be 152,863 shares and were issued in August 2011.

Summary of Share Units Granted

The following table summarizes information regarding the share units granted:

	2011		2012
	Number of share units	Weighted average grant date fair value	Number of share units	Weighted average grant date fair value
Outstanding at beginning of year	—	$—	8,149,498	$1.01
Granted	8,157,581	1.01	10,280,840	0.55
Vested	(100,000)	1.54	(6,803,641)	0.98
Forfeited	(130,583)	1.10	(531,641)	0.95
Modified	222,500	1.06	—	—

Outstanding at end of year	8,149,498	1.01	11,095,056	0.61

Expect to vest at end of year	7,444,097		10,635,646

Summary of Restricted Share Granted

The following table summarizes information regarding the restricted share granted:

	2011		2012
	Number of share	Weighted average grant date fair value	Number of share	Weighted average grant date fair value
Outstanding at beginning of year	—	$—	665,999	$1.98
Granted	665,999	1.98	—	—
Forfeited	—	—	(206,893)	1.98
Vested	—	—	(163,870)	1.98

Outstanding at end of year	665,999	1.98	295,236	1.98

Expect to vest at end of year	586,079		259,808

Stock-Based Compensation Expense Related to Stock Options and Stock Units

Stock-based compensation expense related to the stock options and stock units are as follows:

	For the year ended December 31,
	2010	2011	2012
Cost of revenues	$175	$307	$509
Operating expenses:
General and administrative expenses	8,091	7,611	8,972
Selling and marketing expenses	273	1,225	1,441
Research and development expenses	7	188	198

Total stock-based compensation expenses	$8,546	$9,331	$11,120